Condensed Financial Information of the Company information of the revision (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash used in investing activities	¥ (157,997)	¥ (64,289)	¥ 9,885
Net cash provided by financing activities	(23)	(32,837)	278,337
Parent company | Reportable legal entities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash used in investing activities		(77,536)	(210,769)
Net cash provided by financing activities	¥ (5,773)	¥ (27,360)	¥ 371,659